World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	738,247,147.61	45,324
Yield Supplement Overcollateralization Amount at 10/31/13	11,707,740.10	0

Receivables Balance at 10/31/13	749,954,887.71	45,324
Principal Payments	25,431,529.96	1,359
Defaulted Receivables	884,588.49	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	11,136,323.73	0

Pool Balance at 11/30/13	712,502,445.53	43,925

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	8,802,351.69	727
Past Due 61-90 days	2,131,283.00	157
Past Due 91 + days	328,897.02	28

Total	11,262,531.71	912

Total 31+ Delinquent as % Ending Pool Balance	1.58%

Recoveries	393,282.85

Aggregate Net Losses/(Gains) - November 2013	491,305.64

Overcollateralization Target Amount	32,062,610.05
Actual Overcollateralization	32,062,610.05

Weighted Average APR	3.81%
Weighted Average APR, Yield Adjusted	4.64%
Weighted Average Remaining Term	52.83

Flow of Funds	$ Amount
Collections	28,112,320.88
Advances	(10,637.24)
Investment Earnings on Cash Accounts	1,475.95
Servicing Fee	(624,962.41)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	27,478,197.18

Distributions of Available Funds
(1) Class A Interest	320,506.12
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	24,586,190.49
(7) Distribution to Certificateholders	2,553,649.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,478,197.18

Servicing Fee	624,962.41
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 11/15/13	705,026,025.97
Principal Paid	24,586,190.49
Note Balance @ 12/16/13	680,439,835.48

Class A-1
Note Balance @ 11/15/13	46,135,025.97
Principal Paid	24,586,190.49
Note Balance @ 12/16/13	21,548,835.48
Note Factor @ 12/16/13	8.7954431%

Class A-2
Note Balance @ 11/15/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	275,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-3
Note Balance @ 11/15/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	270,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-4
Note Balance @ 11/15/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	94,934,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	18,957,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	338,357.30
Total Principal Paid	24,586,190.49

Total Paid	24,924,547.79

Class A-1
Coupon	0.23000%
Interest Paid	9,137.30
Principal Paid	24,586,190.49

Total Paid to A-1 Holders	24,595,327.79

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3743342
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2003931

Total Distribution Amount	27.5747273

A-1 Interest Distribution Amount	0.0372951
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	100.3517979

Total A-1 Distribution Amount	100.3890930

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 10/31/13	109,698.98
Balance as of 11/30/13	99,061.74
Change	-10,637.24

Reserve Account
Balance as of 11/15/13	2,311,742.39
Investment Earnings	117.32
Investment Earnings Paid	(117.32)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39